TRANSACTIONS WITH SUNPOWER AND TOTALENERGIES - Narrative (Details) - USD ($) $ in Millions	Aug. 30, 2024	Aug. 26, 2020
Related Party Transaction [Line Items]
Consideration received on transaction		$ 298.0
Number of shares issued in transaction (in shares)		89,157
TZE SG
Related Party Transaction [Line Items]
Consideration received on transaction		$ 298.0
Number of shares issued in transaction (in shares)		8,915,692
TZE SG | Maxeon
Related Party Transaction [Line Items]
Percentage of ownership after transaction	50.00%